Putnam Fixed Income Absolute Return Fund
The fund's portfolio
7/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (81.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$45,899	$48,112
5.00%, with due dates from 5/20/49 to 3/20/50	166,780	172,845
4.50%, TBA, 8/1/52	12,000,000	12,228,050
4.00%, TBA, 8/1/52	8,000,000	8,083,496
4.00%, 1/20/50	26,685	27,096
3.50%, with due dates from 9/20/49 to 11/20/49	224,994	224,777
3.00%, TBA, 8/1/52	8,000,000	7,790,126

		28,574,502
U.S. Government Agency Mortgage Obligations (74.2%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	82,577	85,004
4.50%, 5/1/49	18,616	19,120
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	5,000,000	5,156,575
5.50%, TBA, 8/1/52	13,000,000	13,472,095
5.00%, TBA, 8/1/52	110,000,000	112,977,689
4.50%, TBA, 8/1/52	73,000,000	74,266,083
4.00%, TBA, 8/1/52	21,000,000	21,106,646
3.50%, TBA, 9/1/52	21,000,000	20,729,302
3.50%, TBA, 8/1/52	21,000,000	20,788,364
3.00%, TBA, 9/1/52	4,000,000	3,847,657
3.00%, TBA, 8/1/52	9,000,000	8,666,720
2.00%, TBA, 8/1/52	12,000,000	10,803,274

		291,918,529

Total U.S. government and agency mortgage obligations (cost $313,671,776)		$320,493,031

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 6.75%, 8/15/26(i)	$114,000	$134,656
U.S. Treasury Notes
1.75%, 11/15/29(i)	91,000	85,981
0.625%, 11/30/27(i)	762,000	683,232

Total U.S. treasury obligations (cost $903,869)		$903,869

MORTGAGE-BACKED SECURITIES (41.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (17.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x ICE LIBOR USD 1 Month) + 24.42%), 17.09%, 5/15/35	$36,733	$49,590
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 16.466%, 11/15/35	82,178	124,911
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 11.836%, 6/15/34	62,289	67,272
REMICs Ser. 4813, IO, 5.50%, 8/15/48	2,067,688	419,547
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	10,801,189	1,908,570
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	9,503,176	2,048,538
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	5,019,939	1,153,482
REMICs IFB Ser. 4727, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 4.201%, 11/15/47	4,794,655	741,898
REMICs IFB Ser. 4698, Class NS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.151%, 6/15/47	7,291,333	1,131,924
REMICs IFB Ser. 3852, Class NT, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 4.001%, 5/15/41	1,073,992	1,013,247
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	9,036,325	1,836,884
REMICs Ser. 5010, Class IE, IO, 4.00%, 9/25/50	8,840,167	1,577,478
REMICs Ser. 4982, Class DI, IO, 4.00%, 6/25/50	10,590,399	1,917,968
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,396,408	196,132
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	340,918	11,294
REMICs IFB Ser. 5023, Class TS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.991%, 10/25/50	6,031,967	918,488
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 7/25/50	8,455,735	1,234,971
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	6,709,313	1,126,620
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	831,060	129,075
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	2,000,389	235,437
REMICs Ser. 5149, Class BI, IO, 3.00%, 7/25/51	12,815,223	1,706,291
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	2,688,257	337,376
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,432,190	106,469
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	747,285	69,906
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28(WAC)	68,759	344
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	397,193	2,780
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	627,025	4,703
Federal National Mortgage Association
REMICs Trust Ser. 98-W5, Class X, IO, 44.768%, 7/25/28(WAC)	149,104	2,237
REMICs IFB Ser. 05-74, Class NK, ((-5 x ICE LIBOR USD 1 Month) + 27.50%), 16.205%, 5/25/35	23,829	29,028
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 15.917%, 6/25/37	62,528	98,794
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 8.382%, 5/25/40	335,686	395,117
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,763,365	328,579
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,158,495	382,017
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	3,397,315	611,517
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	144,756	25,876
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	4,410,289	718,039
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	6,923,982	1,483,172
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	9,019,833	1,953,696
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	10,974,005	2,071,343
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	2,424,098	421,187
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	2,424,368	434,481
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 4.341%, 1/25/44	2,894,094	441,465
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	10,796,410	1,886,435
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	6,684,752	1,332,841
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	909,744	159,003
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	880,952	36,547
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	556,690	23,158
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.991%, 10/25/50	9,007,761	1,396,203
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.941%, 4/25/45	4,428,442	496,991
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.891%, 1/25/49	2,919,585	386,261
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.891%, 1/25/48	3,146,291	460,108
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 2/25/47	10,658,228	1,320,341
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 11/25/46	2,227,619	294,497
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 9/25/46	4,472,843	505,433
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.841%, 9/25/46	3,392,728	388,833
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 3/25/50	4,024,042	561,663
REMICs IFB Ser. 19-49, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.02%), 3.761%, 9/25/49	11,517,554	1,836,557
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.741%, 11/25/49	2,861,623	340,325
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.741%, 12/25/46	3,358,179	444,959
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.92%), 3.661%, 6/25/41	5,683,907	667,859
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	694,307	34,703
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,465,830	149,440
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.75%), 3.491%, 10/25/47	11,150,012	1,202,020
REMICs Ser. 21-44, Class NI, IO, 3.00%, 7/25/51	7,266,389	1,373,230
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,924,348	240,932
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	1,410,160	57,501
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	506,353	5,324
REMICs Trust Ser. 98-W2, Class X, IO, 0.244%, 6/25/28(WAC)	456,264	6,844
Government National Mortgage Association
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	728,175	103,576
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	1,019,316	192,141
Ser. 15-69, IO, 5.00%, 5/20/45	1,895,426	374,858
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	3,064,161	611,882
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	1,269,113	236,525
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,357,921	284,077
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	5,539	390
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	275,408	55,642
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,718,438	324,680
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,417,925	1,117,447
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,788,677	748,567
IFB Ser. 10-125, Class SD, ((-1 x ICE LIBOR USD 1 Month) + 6.68%), 4.524%, 1/16/40	2,787,050	283,855
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	2,930,403	520,498
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	1,994,209	358,682
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	2,429,674	478,257
Ser. 12-129, IO, 4.50%, 11/16/42	1,351,818	254,939
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,005,704	185,854
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	960,027	178,200
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 4.174%, 8/20/50	4,535,946	764,035
IFB Ser. 18-91, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 4.124%, 7/20/48	2,697,561	312,329
Ser. 15-94, IO, 4.00%, 7/20/45	70,295	13,644
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	135,950	14,089
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	1,238,411	192,325
IFB Ser. 19-121, Class DS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 8/20/49	2,077,776	237,118
IFB Ser. 16-121, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 9/20/46	2,754,482	344,310
IFB Ser. 16-77, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 10/20/45	1,963,977	264,296
IFB Ser. 13-99, Class VS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.944%, 7/16/43	510,762	50,239
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/50	295,754	27,493
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 8/20/49	161,785	17,653
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 6/20/49	181,366	17,559
IFB Ser. 11-17, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.924%, 2/20/41	750,534	99,579
IFB Ser. 10-116, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 3.774%, 9/20/40	2,163,962	266,428
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,763,130	871,082
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	2,229,856	360,345
Ser. 13-76, IO, 3.50%, 5/20/43	658,038	88,375
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	780,950	88,802
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	570,953	38,202
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	352,203	39,415
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,136,980	72,369
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	10,909,702	1,600,214
Ser. 20-166, Class IA, IO, 3.00%, 11/20/50	16,049,589	2,323,013
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	5,629,970	827,265
Ser. 17-H03, Class DI, IO, 2.706%, 12/20/66(WAC)	2,643,185	158,293
Ser. 16-H13, Class IK, IO, 2.649%, 6/20/66(WAC)	8,313,623	710,622
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	10,789,407	1,399,278
Ser. 17-H02, Class BI, IO, 2.393%, 1/20/67(WAC)	2,001,818	102,231
Ser. 17-H06, Class BI, IO, 2.313%, 2/20/67(WAC)	8,092,703	497,814
Ser. 17-H16, Class BI, IO, 2.262%, 8/20/67(WAC)	6,406,585	375,956
Ser. 20-H14, Class AI, IO, 2.259%, 6/20/70(WAC)	15,578,524	657,632
Ser. 18-H02, Class EI, IO, 2.129%, 1/20/68(WAC)	4,371,220	305,985
Ser. 16-H11, Class HI, IO, 2.092%, 1/20/66(WAC)	1,987,675	79,617
Ser. 18-H02, Class GI, IO, 2.005%, 12/20/67(WAC)	5,903,185	384,751
Ser. 15-H15, Class JI, IO, 1.963%, 6/20/65(WAC)	8,858,199	513,776
Ser. 18-H13, Class NI, IO, 1.915%, 8/20/68(WAC)	4,801,816	241,334
Ser. 15-H19, Class NI, IO, 1.907%, 7/20/65(WAC)	9,961,669	497,087
Ser. 15-H25, Class EI, IO, 1.86%, 10/20/65(WAC)	6,632,067	333,593
Ser. 18-H05, Class AI, IO, 1.797%, 2/20/68(WAC)	7,445,338	516,520
Ser. 16-H23, Class MI, IO, 1.689%, 10/20/66(WAC)	21,326,270	939,222
Ser. 15-H09, Class BI, IO, 1.667%, 3/20/65(WAC)	8,124,210	341,883
Ser. 15-H25, Class AI, IO, 1.61%, 9/20/65(WAC)	8,630,208	379,729
Ser. 16-H23, Class NI, IO, 1.57%, 10/20/66(WAC)	5,821,572	254,985
Ser. 15-H28, Class DI, IO, 1.569%, 8/20/65(WAC)	5,255,556	219,388
Ser. 14-H14, Class CI, IO, 1.543%, 7/20/64(WAC)	6,761,815	178,956
Ser. 16-H22, Class AI, IO, 1.439%, 10/20/66(WAC)	3,920,554	184,164
Ser. 16-H08, Class AI, IO, 1.246%, 8/20/65(WAC)	5,451,143	172,801
Ser. 16-H02, Class BI, IO, 0.982%, 11/20/65(WAC)	6,902,746	398,979
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	58,933	147

		70,160,743
Commercial mortgage-backed securities (12.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	76,331	2
BANK
FRB Ser. 19-BN20, Class XA, IO, 0.815%, 9/15/62(WAC)	9,566,705	438,353
FRB Ser. 17-BNK9, Class XA, IO, 0.767%, 11/15/54(WAC)	44,162,152	1,431,132
FRB Ser. 18-BN10, Class XA, IO, 0.699%, 2/15/61(WAC)	39,542,313	1,252,716
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	700,000	441,083
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	17,754	17,577
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.711%, 1/15/53(WAC)	10,690,011	402,444
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.547%, 2/10/50(WAC)	756,000	689,556
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.609%, 5/10/58(WAC)	5,878,658	270,427
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	251,599	256,657
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.138%, 5/10/47(WAC)	9,034,872	141,424
FRB Ser. 14-GC19, Class XA, IO, 1.112%, 3/10/47(WAC)	13,636,034	173,900
FRB Ser. 13-GC17, Class XA, IO, 0.995%, 11/10/46(WAC)	10,806,261	97,163
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.09%, 3/10/47(WAC)	561,000	551,354
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47(WAC)	2,166,000	2,077,630
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	810,000	741,237
FRB Ser. 15-LC19, Class C, 4.225%, 2/10/48(WAC)	1,031,000	985,348
FRB Ser. 14-UBS4, Class XA, IO, 1.09%, 8/10/47(WAC)	5,859,048	92,099
FRB Ser. 14-LC15, Class XA, IO, 1.054%, 4/10/47(WAC)	8,161,615	103,653
FRB Ser. 14-CR20, Class XA, IO, 0.981%, 11/10/47(WAC)	21,481,739	365,619
FRB Ser. 14-CR19, Class XA, IO, 0.936%, 8/10/47(WAC)	19,266,491	284,239
FRB Ser. 13-CR11, Class XA, IO, 0.902%, 8/10/50(WAC)	49,652,238	349,800
FRB Ser. 15-CR23, Class XA, IO, 0.875%, 5/10/48(WAC)	19,784,561	354,951
FRB Ser. 14-UBS6, Class XA, IO, 0.852%, 12/10/47(WAC)	19,376,816	296,620
FRB Ser. 15-CR22, Class XA, IO, 0.822%, 3/10/48(WAC)	10,233,421	199,552
FRB Ser. 15-LC21, Class XA, IO, 0.665%, 7/10/48(WAC)	32,356,375	503,417
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 4.878%, 11/10/46(WAC)	523,000	443,963
FRB Ser. 14-CR17, Class D, 4.846%, 5/10/47(WAC)	1,498,000	1,345,021
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	466,143
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	4,649,202	2,279,504
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.819%, 4/15/50(WAC)	18,876,501	279,032
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.759%, 4/15/50(WAC)	925,000	611,817
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.363%, 8/10/44(WAC)	1,268,604	1,159,758
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	1,251,000	1,214,587
FRB Ser. 14-GC18, Class XA, IO, 1.034%, 1/10/47(WAC)	16,285,270	184,024
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	587,000	411,991
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class B, 4.095%, 7/15/45(WAC)	1,401,000	1,385,246
FRB Ser. 14-C24, Class XA, IO, 0.861%, 11/15/47(WAC)	34,048,770	459,338
FRB Ser. 14-C19, Class XA, IO, 0.64%, 4/15/47(WAC)	11,441,453	87,779
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	1,591,000	921,315
FRB Ser. 14-C25, Class D, 3.938%, 11/15/47(WAC)	748,000	576,386
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.923%, 12/15/47(WAC)	26,604,858	63,852
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C8, Class D, 4.819%, 10/15/45(WAC)	922,000	912,780
FRB Ser. 12-LC9, Class D, 4.362%, 12/15/47(WAC)	327,000	320,631
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	1,750,000	1,399,703
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.044%, 2/15/47(WAC)	613,000	604,472
FRB Ser. 14-C17, Class C, 4.481%, 8/15/47(WAC)	946,000	900,895
FRB Ser. 15-C26, Class XA, IO, 0.978%, 10/15/48(WAC)	13,416,327	277,906
FRB Ser. 13-C13, Class XA, IO, 0.937%, 11/15/46(WAC)	45,008,513	394,900
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.891%, 4/15/47(WAC)	580,000	548,973
FRB Ser. 13-C12, Class E, 4.762%, 10/15/46(WAC)	537,000	397,121
FRB Ser. 12-C5, Class E, 4.71%, 8/15/45(WAC)	1,026,000	1,017,382
FRB Ser. 12-C6, Class D, 4.574%, 11/15/45(WAC)	624,000	617,954
FRB Ser. 13-C10, Class D, 4.073%, 7/15/46(WAC)	453,000	314,975
FRB Ser. 13-C10, Class E, 4.073%, 7/15/46(WAC)	3,310,000	1,176,374
FRB Ser. 13-C10, Class F, 4.073%, 7/15/46(WAC)	2,461,000	553,725
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	248,967	231,408
FRB Ser. 16-UB12, Class XA, IO, 0.654%, 12/15/49(WAC)	21,492,241	497,653
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	603,000	431,085
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 6.009%, 3/25/50	1,068,000	987,900
FRB Ser. 19-01, Class M10, 5.509%, 10/15/49	1,671,807	1,563,155
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 20-FL4, Class C, 7.009%, 2/25/35	2,333,000	2,292,297
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.005%, 12/15/50(WAC)	11,783,486	452,981
FRB Ser. 18-C8, Class XA, IO, 0.848%, 2/15/51(WAC)	14,619,191	517,535
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 13-C5, Class XA, IO, 0.861%, 3/10/46(WAC)	31,965,534	26,413
FRB Ser. 12-C2, Class XA, IO, 0.801%, 5/10/63(WAC)	1,330,703	59
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.448%, 1/10/45(WAC)	646,000	571,710
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.167%, 11/15/48(WAC)	1,819,647	764
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.298%, 7/15/46(WAC)	749,000	680,941
FRB Ser. 16-BNK1, Class XA, IO, 1.718%, 8/15/49(WAC)	14,201,435	755,516
FRB Ser. 14-LC16, Class XA, IO, 1.084%, 8/15/50(WAC)	18,208,516	270,735
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.298%, 7/15/46(WAC)	1,713,000	635,150
Ser. 20-C55, Class D, 2.50%, 2/15/53	2,057,000	1,481,222
WF-RBS Commercial Mortgage Trust FRB Ser. 12-C10, Class C, 4.338%, 12/15/45(WAC)	401,000	377,304
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 4.842%, 6/15/44(WAC)	771,000	676,933
Ser. 11-C4, Class E, 4.842%, 6/15/44(WAC)	377,000	282,217
FRB Ser. 12-C7, Class D, 4.694%, 6/15/45(WAC)	1,621,000	567,696
FRB Ser. 13-C15, Class D, 4.519%, 8/15/46(WAC)	2,015,000	1,196,748
FRB Ser. 12-C10, Class D, 4.403%, 12/15/45(WAC)	1,169,000	853,600
FRB Ser. 12-C10, Class E, 4.403%, 12/15/45(WAC)	1,658,000	435,191
FRB Ser. 12-C9, Class XB, IO, 0.722%, 11/15/45(WAC)	46,094,000	1,627

		49,633,340
Residential mortgage-backed securities (non-agency) (11.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 2.449%, 5/25/47	1,222,229	673,001
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.012%, 1/25/49(WAC)	254,162	245,463
Bellemeade Re, Ltd. 144A FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 10.759%, 8/26/30 (Bermuda)	421,000	441,112
BRAVO Residential Funding Trust 144A Ser. 21-C, Class A1, 1.62%, 3/1/61	410,621	375,103
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 2.499%, 6/25/36	1,020,000	983,079
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.996%, 4/25/37(WAC)	332,097	295,552
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 2.609%, 3/25/37	691,089	607,224
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 2.786%, 11/20/35	1,606,713	1,439,870
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 2.639%, 8/25/46	343,530	291,651
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.639%, 8/25/46	151,649	128,694
FRB Ser. 06-OA7, Class 1A1, 2.326%, 6/25/46(WAC)	412,314	386,751
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 1.583%, 6/25/46	1,322,449	1,166,287
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (ICE LIBOR USD 1 Month + 0.62%), 2.879%, 4/25/35	262,561	232,048
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 12.259%, 7/25/28	648,062	684,118
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 11.609%, 4/25/28	1,529,318	1,553,200
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (ICE LIBOR USD 1 Month + 9.20%), 11.459%, 10/25/27	987,666	1,014,268
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 9.809%, 12/25/27	789,411	781,785
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 10/25/29	300,000	314,237
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 11/25/28	364,852	380,476
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 11/25/28	264,317	278,351
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.959%, 4/25/28	108,675	112,508
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 6.909%, 10/25/28	269,573	280,510
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1, (ICE LIBOR USD 1 Month + 4.35%), 6.609%, 9/25/30	268,000	273,581
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (ICE LIBOR USD 1 Month + 3.80%), 6.059%, 3/25/29	202,830	208,575
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 5.809%, 8/25/29	655,431	665,262
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.709%, 10/25/29	649,889	658,503
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (ICE LIBOR USD 1 Month + 2.50%), 4.759%, 3/25/30	361,000	363,351
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (ICE LIBOR USD 1 Month + 2.30%), 4.559%, 9/25/30	488,754	487,426
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 8.009%, 7/25/50	268,000	279,572
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 6.764%, 3/25/42	2,826,000	2,786,261
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 5.959%, 12/25/30	400,000	398,997
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	340,000	313,638
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 4.659%, 2/25/47	872,000	863,009
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 3.364%, 1/25/42	347,000	321,421
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 3.259%, 2/25/47	3,411,000	3,334,191
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 2.814%, 2/25/42	338,470	334,239
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 2.364%, 9/25/41	247,894	235,899
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 14.509%, 9/25/28	1,578,251	1,776,318
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.009%, 10/25/28	834,612	910,737
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.009%, 8/25/28	287,790	318,173
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 9.009%, 8/25/28	7,844	8,349
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 8.259%, 9/25/28	86,153	90,030
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 8.159%, 10/25/28	54,201	56,031
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.959%, 4/25/28	760,512	795,648
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.809%, 4/25/28	168,669	175,367
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 7.759%, 9/25/29	1,000,000	1,082,156
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 7.259%, 11/25/24	1,384	1,404
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 7.159%, 11/25/24	409,216	424,367
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 7.109%, 10/25/29	400,000	422,544
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 6.759%, 12/25/30	842,700	874,315
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 6.659%, 1/25/24	865,008	883,976
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 6.559%, 2/25/25	50,522	51,641
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 6.259%, 5/25/25	4,475	4,569
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 5.909%, 9/25/29	135,000	138,130
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 5.859%, 1/25/30	370,000	371,613
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 5.159%, 7/25/24	296,822	298,003
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 4.859%, 5/25/24	94,438	94,763
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (ICE LIBOR USD 1 Month + 2.50%), 4.759%, 5/25/30	431,331	435,812
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (ICE LIBOR USD 1 Month + 2.10%), 4.359%, 3/25/31	265,679	263,018
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 2.909%, 1/25/31	160,813	157,999
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 2.859%, 11/25/29	118,709	116,631
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 6.014%, 4/25/42	916,000	888,901
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 5.509%, 1/25/40	1,249,000	1,131,780
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.709%, 7/25/31	37,935	37,912
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 4.514%, 1/25/42	1,012,000	960,807
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 4.409%, 11/25/39	556,455	541,935
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 4.259%, 1/25/40	99,050	98,369
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 2.714%, 1/25/42	195,015	191,115
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 2.414%, 11/25/41	103,082	99,990
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	257,228	247,663
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	748,568	287,973
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 2.64%, 5/19/35	773,397	286,280
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 5.664%, 1/25/34 (Bermuda)	213,000	187,361
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	624,781
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 2.659%, 6/25/37	518,128	232,013
Legacy Mortgage Asset Trust 144A
Ser. 21-GS3, Class A2, 3.25%, 7/25/61	403,000	377,289
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	563,887	565,409
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (ICE LIBOR USD 1 Month + 0.43%), 2.689%, 5/25/46	626,249	535,443
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	372,105
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	870,000	822,150
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 2.679%, 8/25/36	303,908	276,557
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 3.239%, 10/25/45	460,683	438,750
FRB Ser. 05-AR10, Class 1A3, 2.974%, 9/25/35(WAC)	245,059	229,516

		43,374,906

Total mortgage-backed securities (cost $184,184,669)		$163,168,989

CORPORATE BONDS AND NOTES (16.7%)(a)
	Principal amount	Value
Basic materials (1.9%)
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	$980,000	$936,097
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	660,000	598,924
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	1,080,000	1,111,666
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	450,000	457,042
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	430,000	387,145
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	850,000	712,938
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	1,705,000	1,577,185
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29	425,000	399,500
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	1,520,000	1,458,455

		7,638,952
Capital goods (1.0%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	793,000	769,836
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	586,000	525,759
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,025,000
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	196,000	197,205
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	300,000	294,822
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	522,501
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	586,000	605,690

		3,940,813
Communication services (1.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	443,000	446,229
Charter Communications Operating, LLC/Charter Communications Operating Capital company guaranty sr. notes 3.75%, 2/15/28	1,048,000	990,549
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	648,000	525,690
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	650,000	562,250
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)	410,000	334,663
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	742,500
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	899,000	821,722
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	297,463
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	1,045,000	1,083,466
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	532,529
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	374,000	373,304

		6,710,365
Consumer cyclicals (1.4%)
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	996,910
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	410,000	362,406
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	478,856
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	565,489
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	471,000	409,770
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	670,650
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	837,000	751,208
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/30	123,000	110,807
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	575,000	551,448
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	494,000

		5,391,544
Consumer staples (2.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	165,000	152,924
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,153,896
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29	840,000	735,563
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	835,000	835,000
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	2,128,000	2,060,688
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	499,887
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	721,597
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	736,554
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	85,000	85,379
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	1,093,000	1,078,966

		9,060,454
Energy (4.0%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	1,085,000	964,966
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,151,642
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	605,000	586,145
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	840,000	827,400
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	215,000	211,992
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	193,000	157,359
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	835,000	816,046
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	1,230,000	1,231,894
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,035,000	1,031,119
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	867,000	799,422
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	780,000	772,200
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	758,000	776,304
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	1,259,000	1,400,172
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	400,252
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	501,420
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	88,000	86,240
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	79,809
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	278,000	215,798
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	1,295,000	1,037,295
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	820,000	811,800
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32	379,000	353,418
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	1,225,000	1,205,320
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	342,240

		15,760,253
Financials (2.4%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	610,832
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,224,379
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	1,916,496
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,108,755
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	421,787
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,088,605
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	1,265,000	1,206,494
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	810,000	720,997
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	967,974

		9,266,319
Health care (1.3%)
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	912,563
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	950,000	963,954
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	124,425
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	1,655,000	1,630,010
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,141,905
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	237,000	211,839
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	340,000	296,654

		5,281,350
Technology (0.4%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	815,000	792,262
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	591,000	552,585

		1,344,847
Utilities and power (0.3%)
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	732,350
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	380,885

		1,113,235

Total corporate bonds and notes (cost $69,565,998)		$65,508,132

COLLATERALIZED LOAN OBLIGATIONS (9.0%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.612%, 4/15/34 (Cayman Islands)	$1,245,000	$1,206,879
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 3.87%, 10/20/34 (Cayman Islands)	1,177,000	1,142,371
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 7/20/34 (Cayman Islands)	902,000	877,886
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.859%, 4/22/34	692,000	669,868
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (ICE LIBOR USD 3 Month + 0.99%), 3.70%, 4/20/34 (Cayman Islands)	556,000	534,363
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 3.777%, 1/20/35 (Cayman Islands)	800,000	777,507
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 4.038%, 11/2/30 (Cayman Islands)	650,000	642,692
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (ICE LIBOR USD 3 Month + 1.05%), 3.76%, 4/20/34 (Cayman Islands)	250,000	242,439
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (ICE LIBOR USD 3 Month + 1.12%), 3.86%, 7/18/34 (Cayman Islands)	543,000	526,638
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 3.582%, 4/15/34 (Cayman Islands)	750,000	725,917
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 3.80%, 4/20/31	631,000	620,773
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 10/15/34 (Cayman Islands)	619,000	600,486
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (ICE LIBOR USD 3 Month + 1.03%), 3.812%, 4/30/31	423,000	416,254
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 3.71%, 4/17/31 (Cayman Islands)	1,495,453	1,470,343
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 3.819%, 7/27/31 (Cayman Islands)	621,879	610,106
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 3.82%, 4/20/32 (Cayman Islands)	869,000	850,159
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 3.739%, 7/27/30 (Cayman Islands)	1,259,000	1,237,134
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 10/20/34	506,000	489,438
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (CME TERM SOFR 3 Month + 1.49%), 3.819%, 10/15/29	1,196,098	1,185,040
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 4/20/34	600,000	584,347
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (ICE LIBOR USD 3 Month + 1.24%), 3.752%, 4/15/33 (Cayman Islands)	750,000	735,659
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 10/20/34 (Cayman Islands)	607,000	589,706
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 3.94%, 4/16/34 (Cayman Islands)	882,000	854,794
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 3.742%, 10/15/31 (Cayman Islands)	796,970	784,826
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 3.712%, 7/15/34 (Cayman Islands)	804,000	783,012
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (ICE LIBOR USD 3 Month + 1.35%), 4.06%, 1/20/33 (Cayman Islands)	786,000	772,907
HPS Loan Management, Ltd. 144A FRB Ser. 18-2016, Class A2R, (ICE LIBOR USD 3 Month + 1.70%), 4.438%, 7/19/30 (Cayman Islands)	1,025,000	984,493
ICG US CLO, Ltd. 144A FRB Ser. 18-1A, Class A2R, (ICE LIBOR USD 3 Month + 1.55%), 4.288%, 10/19/28 (Cayman Islands)	500,000	484,621
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 3.59%, 4/20/28 (Cayman Islands)	472,218	468,454
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 3.87%, 7/20/34 (Cayman Islands)	1,011,000	985,051
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 3.832%, 4/15/32 (Cayman Islands)	500,000	487,724
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 3.802%, 1/15/35 (Cayman Islands)	250,000	241,251
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	379,000	371,403
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME TERM SOFR 3 Month + 1.24%), 3.717%, 1/20/35 (Cayman Islands)	368,000	358,101
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME TERM SOFR 3 Month + 1.30%), 3.598%, 4/14/35 (Cayman Islands)	337,000	326,668
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 10/20/34 (Cayman Islands)	750,000	725,444
Octagon Investment Partners 54, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.632%, 7/15/34 (Cayman Islands)	337,000	325,354
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.561%, 11/14/34 (Cayman Islands)	500,000	486,053
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 3.662%, 7/15/34 (Cayman Islands)	971,000	943,835
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 3.411%, 5/15/32 (Cayman Islands)	983,000	942,347
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 3.71%, 10/20/31 (Cayman Islands)	500,000	489,899
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.10%), 3.612%, 1/15/34	750,000	723,674
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.16%), 3.672%, 10/15/34 (Cayman Islands)	571,000	547,650
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 1/20/35 (Cayman Islands)	518,000	496,112
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 7/20/34 (Cayman Islands)	750,000	728,686
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.632%, 4/15/36 (Cayman Islands)	1,318,000	1,281,100
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 7/20/34 (Cayman Islands)	974,000	933,897
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 4.41%, 1/20/29 (Cayman Islands)	1,200,000	1,141,220
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 4.002%, 7/15/32	1,214,000	1,190,875

Total collateralized loan obligations (cost $36,365,344)		$35,595,456

SENIOR LOANS (6.4%)(a)(c)
	Principal amount	Value
Basic materials (0.6%)
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.63%), 4.997%, 2/1/27	$1,639,526	$1,546,614
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 10/1/25	756,099	731,904

		2,278,518
Capital goods (1.5%)
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 5.622%, 4/30/26	682,996	656,045
Gardner Denver, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 4.177%, 2/28/27	700,868	686,212
GFL Environmental, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.00%), 5.806%, 5/31/25	962,845	953,082
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 5.877%, 3/28/25	402,041	376,712
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.871%, 7/31/27	822,938	793,517
TransDigm, Inc. bank term loan FRN Ser. E, (ICE LIBOR USD 3 Month + 2.25%), 4.622%, 5/30/25	244,135	236,938
TransDigm, Inc. bank term loan FRN Ser. F, (ICE LIBOR USD 3 Month + 2.25%), 4.622%, 12/9/25	902,501	875,147
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 4.548%, 3/2/27	1,478,150	1,403,977

		5,981,630
Communication services (0.6%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 4.249%, 1/15/26	965,000	924,895
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (ICE LIBOR USD 3 Month + 1.75%), 4.13%, 2/1/27	730,943	706,120
CSC Holdings, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.25%), 4.249%, 7/17/25	802,982	772,533

		2,403,548
Consumer cyclicals (2.0%)
AppleCaramel Buyer, LLC bank term loan FRN (CME TERM SOFR 3 Month PLUS CSA + 0.00%), 6.077%, 10/19/27	512,213	488,416
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 5.537%, 3/4/25	982,500	953,644
Cornerstone Building Brands, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 5.249%, 4/12/28	785,063	668,088
Entercom Media Corp. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 2.50%), 4.846%, 11/17/24	777,215	685,892
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME TERM SOFR 3 Month PLUS CSA + 4.00%), 6.327%, 1/12/29	976,618	929,379
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 3.964%, 6/21/26	639,438	628,727
Reynolds Consumer Products, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 1.75%), 4.122%, 2/4/27	856,288	835,120
Stars Group Holdings BV bank term loan FRN Ser. B, (US SOFR + 2.25%), 4.50%, 7/29/25	760,598	745,249
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 5.872%, 12/17/26	1,031,645	966,393
Univision Communications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 5.622%, 3/24/26	634,212	617,964
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 6.372%, 7/24/24	475,438	445,723

		7,964,595
Consumer staples (0.4%)
1011778 BC, ULC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 4.122%, 11/19/26	871,665	844,155
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 6.944%, 6/21/24	712,500	649,130

		1,493,285
Energy (0.2%)
Prairie ECI Acquiror LP bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 7.122%, 3/11/26	1,000,000	923,440

		923,440
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 4.123%, 2/4/27	942,025	909,789
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.00%), 4.372%, 11/15/27	385,648	367,974

		1,277,763
Technology (0.6%)
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.122%, 10/2/25	713,914	686,042
Epicor Software Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 5.622%, 7/30/27	1,007,063	957,968
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 6.372%, 12/1/27	477,725	465,524

		2,109,534
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN (ICE LIBOR USD 3 Month + 2.00%), 4.372%, 1/15/25	773,550	754,699

		754,699

Total senior loans (cost $26,317,185)		$25,187,012

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (5.1%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	$1,645,000	$1,478,820
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	1,520,000	1,390,800
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	2,645,000	2,116,000
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Cote d'lvoire)	131,658	116,353
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	572,000	478,335
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	118,000	123,310
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	682,000	700,755
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	379,000	370,946
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	1,090,000	988,238
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	230,000	139,012
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	870,000	593,789
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)	380,000	251,750
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana)	630,000	323,663
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	1,194,000	1,159,705
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	585,000	603,284
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	300,000	306,747
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	310,000	315,041
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	1,290,000	1,294,839
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	690,000	667,561
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	420,000	350,687
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	560,000	588,887
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	535,000	522,294
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	255,000	257,550
Romania (Government of) 144A unsec. bonds 3.625%, 3/27/32 (Romania)	1,000,000	825,648
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	845,000	665,438
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)	255,000	258,507
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	305,000	292,034
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)	1,090,000	594,140
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	2,140,000	1,832,339
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	500,000	498,798

Total foreign government and agency bonds and notes (cost $22,754,765)		$20,105,270

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,132,000	$1,129,170
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 4.259%, 11/25/55	916,000	871,279
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.059%, 11/25/53	403,200	403,200
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.324%, 2/25/55	445,000	445,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 2.372%, 9/10/22	779,000	779,000
Station Place Securitization Trust 144A FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.959%, 12/8/22	490,000	490,000

Total asset-backed securities (cost $4,117,221)		$4,117,649

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485		$28,084,300	$18,816
Goldman Sachs International
(2.988)/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		4,663,100	277,175
2.988/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		4,663,100	260,621
JPMorgan Chase Bank N.A.
(2.7575)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		4,467,000	289,328
(2.795)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		4,467,000	282,716
2.795/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		4,467,000	220,982
2.7575/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		4,467,000	214,729
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00		3,450,300	408,136
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00		3,450,300	394,438
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75		3,450,300	338,026
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	53,602,900	1,362,344

Total purchased swap options outstanding (cost $2,890,512)				$4,067,311

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Capital goods (—%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	$44,000	$40,942

		40,942
Communication services (0.1%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	37,000	31,820
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	93,000	66,174
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	26,492
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	50,000	59,825
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	175,000	164,675

		348,986
Consumer cyclicals (0.2%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	53,000	42,359
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	23,000	19,021
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	44,000	58,676
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	27,000	27,675
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	43,000	25,843
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	52,000	47,218
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	73,000	77,745
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	51,000	33,915
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	20,000	23,163
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	40,000	28,260
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes 2.875%, 11/15/23	69,000	63,934
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	49,000	42,109
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	65,000	59,109
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	20,000	23,025

		572,052
Consumer staples (0.1%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	75,000	65,250
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	35,000	28,998
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	36,000	28,395
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	51,000	38,250
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	58,000	46,748
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	39,000	27,495
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	50,000	41,521
Upwork, Inc. 144A cv. sr. unsec. notes 0.25%, 8/15/26	39,000	29,966
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	35,000	23,713
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	21,000	20,412

		350,748
Energy (0.1%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	49,000	60,466
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	32,000	73,472
Sunrun, Inc. cv. sr. unsec. notes zero %, 2/1/26	33,000	24,420
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	54,000	51,503

		209,861
Financials (—%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	31,000	30,799
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	43,000	30,100

		60,899
Health care (0.1%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	36,000	36,158
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	36,000	34,470
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	46,000	43,499
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	70,000	50,610
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	25,000	17,547
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	80,000	74,806
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	31,000	38,874
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	27,000	28,890
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	61,000	60,276
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	50,000	51,531
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	26,000	25,253
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	37,000	27,517

		489,431
Technology (0.4%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	42,000	31,185
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	111,000	114,552
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	39,000	44,753
Avalara, Inc. 144A cv. sr. unsec. notes 0.25%, 8/1/26	45,000	38,363
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	48,000	39,408
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	44,000	35,772
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	25,000	20,500
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	33,000	40,739
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	37,000	30,895
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	74,000	59,089
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	33,000	35,568
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	18,000	23,706
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	41,000	30,734
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	37,000	29,563
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	26,000	27,469
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	42,000	42,409
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	58,000	64,029
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	17,000	27,413
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	63,000	53,676
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	34,000	47,481
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	35,000	60,690
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	67,000	53,399
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	42,000	35,742
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	34,000	30,583
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	48,000	39,540
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	32,000	42,834
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	49,000	34,545
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	78,000	66,885
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	36,000	29,412
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	35,000	32,253
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	49,000	36,524
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	27,000	32,535
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	42,000	39,874
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	33,000	32,175
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	31,000	38,394

		1,442,689
Transportation (—%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25	22,000	24,552
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	39,000	27,807
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	62,000	78,399

		130,758
Utilities and power (—%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	56,000	62,580
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	48,000	51,823

		114,403

Total convertible bonds and notes (cost $4,145,557)		$3,760,769

SHORT-TERM INVESTMENTS (19.5%)(a)
		Principal amount/shares	Value
Interest in $394,950,000 joint tri-party repurchase agreement dated 7/29/2022 with Citigroup Global Markets, Inc. due 8/1/2022 - maturity value of $60,305,556 for an effective yield of 2.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 6/1/2052 to 7/1/2052, valued at $402,870,343)		$60,294,000	$60,294,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	3,551,000	3,551,000
U.S. Treasury Bills 2.131%, 9/1/22(SEGSF)(SEGCCS)		$200,000	199,633
U.S. Treasury Bills 2.119%, 9/6/22(SEGSF)(SEGCCS)		4,300,000	4,291,020
U.S. Treasury Bills 1.949%, 8/25/22(SEGSF)(SEGCCS)		1,800,000	1,797,540
U.S. Treasury Bills 1.885%, 8/23/22(SEG)(SEGSF)(SEGCCS)		4,000,000	3,994,949
U.S. Treasury Bills 1.238%, 8/9/22(SEG)(SEGSF)(SEGCCS)		2,600,000	2,598,833

Total short-term investments (cost $76,728,129)			$76,726,975
TOTAL INVESTMENTS

Total investments (cost $741,645,025)			$719,634,463

	FORWARD CURRENCY CONTRACTS at 7/31/22 (aggregate face value $34,691,667) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Buy	9/21/22	$712,193	$709,184	$3,009
		Japanese Yen	Sell	8/17/22	574,221	567,510	(6,711)
		New Zealand Dollar	Sell	10/19/22	6,600	6,462	(138)
		Norwegian Krone	Buy	9/21/22	9,403	9,392	11
	Barclays Bank PLC
		Euro	Buy	9/21/22	153,433	159,100	(5,667)
		Japanese Yen	Sell	8/17/22	659,910	658,964	(946)
		Swiss Franc	Buy	9/21/22	137,294	150,524	(13,230)
	Goldman Sachs International
		Swiss Franc	Buy	9/21/22	2,255,877	2,245,395	10,482
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/19/22	41,549	40,546	(1,003)
		British Pound	Sell	9/21/22	2,352,551	2,424,953	72,402
		Canadian Dollar	Sell	10/19/22	18,893	18,691	(202)
		Euro	Buy	9/21/22	158,972	181,873	(22,901)
		New Zealand Dollar	Sell	10/19/22	14,080	13,795	(285)
		Norwegian Krone	Buy	9/21/22	2,630	2,519	111
		Swedish Krona	Buy	9/21/22	450,725	464,422	(13,697)
		Swiss Franc	Sell	9/21/22	7,381	7,247	(134)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	9/21/22	157,885	162,120	4,235
		Canadian Dollar	Sell	10/19/22	39,269	38,902	(367)
		Euro	Sell	9/21/22	599,579	631,552	31,973
		Norwegian Krone	Sell	9/21/22	5,407	5,307	(100)
		Swiss Franc	Buy	9/21/22	9,491	9,483	8
	Morgan Stanley & Co. International PLC
		British Pound	Buy	9/21/22	614,229	624,574	(10,345)
		Canadian Dollar	Sell	10/19/22	19,596	19,581	(15)
		Euro	Buy	9/21/22	76,101	79,659	(3,558)
		Japanese Yen	Buy	8/17/22	9,138	9,063	75
		New Zealand Dollar	Sell	10/19/22	1,696,944	1,662,735	(34,209)
		Swiss Franc	Sell	9/21/22	372,762	363,730	(9,032)
	NatWest Markets PLC
		Euro	Sell	9/21/22	2,281,293	2,402,867	121,574
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/19/22	1,627,353	1,579,740	(47,613)
		Canadian Dollar	Sell	10/19/22	2,587,329	2,563,349	(23,980)
		Euro	Sell	9/21/22	1,814,737	1,948,737	134,000
		Japanese Yen	Sell	8/17/22	985,952	1,012,929	26,977
		Norwegian Krone	Sell	9/21/22	424,140	434,273	10,133
		Swedish Krona	Sell	9/21/22	1,084,376	1,127,500	43,124
		Swiss Franc	Buy	9/21/22	3,237,188	3,222,143	15,045
	Toronto-Dominion Bank
		British Pound	Sell	9/21/22	10,851	10,626	(225)
		Canadian Dollar	Sell	10/19/22	653,136	647,040	(6,096)
		Japanese Yen	Buy	8/17/22	6,788	6,759	29
		Norwegian Krone	Sell	9/21/22	332,007	340,022	8,015
		Swedish Krona	Sell	9/21/22	617,151	642,344	25,193
		Swiss Franc	Sell	9/21/22	1,165,320	1,162,161	(3,159)
	UBS AG
		Canadian Dollar	Sell	10/19/22	34,897	34,514	(383)
		Euro	Sell	9/21/22	92,614	97,561	4,947
		Japanese Yen	Buy	8/17/22	5,707,282	5,878,989	(171,707)
		Swedish Krona	Sell	9/21/22	7,752	7,692	(60)
		Swiss Franc	Sell	9/21/22	12,864	12,254	(610)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/19/22	214,882	208,626	(6,256)
		New Zealand Dollar	Sell	10/19/22	82,283	80,643	(1,640)
		Swedish Krona	Buy	9/21/22	3,580	3,615	(35)

	Unrealized appreciation						511,343

	Unrealized (depreciation)						(384,304)

	Total						$127,039
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	678	$142,692,516	$142,692,516	Sep-22	$538,755
U.S. Treasury Note Ultra 10 yr (Short)	19	2,493,750	2,493,750	Sep-22	(32,996)

Unrealized appreciation					538,755

Unrealized (depreciation)					(32,996)

Total					$505,759

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/22 (premiums $9,247,674) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985		$28,084,300	$476,310
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		5,613,600	133,155
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		5,613,600	624,794
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395		19,198,900	998,727
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	3,028,000	184,486
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	3,028,000	352,820
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		$2,082,300	13,056
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		3,327,300	26,186
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		3,327,300	254,372
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		2,082,300	320,924
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		16,410,700	357,425
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		16,410,700	1,098,860
(1.667)/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	6,661,600	308,969
1.667/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	6,661,600	522,892
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		$5,643,600	56
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		2,395,100	110,845
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		2,395,100	113,456
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		2,395,100	139,443
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		2,395,100	143,778
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00		3,450,300	255,909
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75		3,450,300	283,097
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00		3,450,300	327,123
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		5,643,600	610,412
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	53,602,900	1,159,983
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	53,602,900	1,261,163
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		$306,100	4,166
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		612,300	189,789
UBS AG
3.124/US SOFR/Sep-32	Sep-22/3.124		13,947,500	11,297
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		6,511,700	160,383
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		6,511,700	627,076

Total				$11,070,952

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69		$94,873,700	$531,293	$280,826
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		52,095,000	(599,093)	523,034
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		52,095,000	(599,093)	(185,979)
2.25/US SOFR/Jan-33 (Purchased)	Jan-23/2.25		49,121,600	(796,502)	98,243
2.245/US SOFR/Jan-33 (Purchased)	Jan-23/2.245		49,121,600	(800,775)	85,472
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94		47,436,800	(507,574)	(215,363)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		45,010,100	617,764	356,030
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415		31,051,100	655,954	(907,313)
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	162,718
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	(34,655)
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	39,800
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	(277,244)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		22,505,100	(1,086,996)	(519,418)
(2.41)/US SOFR/Oct-32 (Written)	Oct-22/2.41		17,192,600	244,931	(51,922)
(2.42)/US SOFR/Oct-32 (Written)	Oct-22/2.42		17,192,600	244,449	(59,658)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		11,252,500	175,539	93,846
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485		10,016,500	(604,496)	541,792
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		7,876,800	(387,426)	(167,461)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	712,023
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	(322,510)
(2.272)/US SOFR/Apr-42 (Written)	Apr-32/2.272		6,054,500	504,340	152,029
2.272/US SOFR/Apr-42 (Written)	Apr-32/2.272		6,054,500	504,340	(73,320)
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46		3,825,600	540,557	46,558
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46		3,825,600	540,557	(37,223)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	374,666
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	(170,408)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		3,193,900	232,356	69,531
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		3,193,900	232,356	(34,398)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	356,358
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	(251,122)
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,264,800	98,781	23,121
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,264,800	98,781	(8,183)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	2,411
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	(5,588)
(1.304)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	224,776
1.304/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(512,677)	(166,642)
(1.053)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	131,713
1.053/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(54,477)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		$3,001,900	(363,680)	104,676
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		3,001,900	(363,680)	(118,545)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		32,953,000	(1,074,268)	818,553
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		32,953,000	(1,074,268)	(468,592)
1.999/US SOFR/Jan-33 (Purchased)	Jan-23/1.999		28,824,800	(213,304)	68,891
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	239,131
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	(728,132)
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075		18,231,300	96,626	(772,825)
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795		17,192,600	(350,729)	297,088
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795		17,192,600	(350,729)	(218,174)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	118,261
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	(43,554)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		15,499,500	117,486	93,927
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		15,499,500	117,486	(362,998)
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		11,120,700	(271,901)	549,140
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		11,120,700	(271,901)	(269,343)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,581,000	(486,007)	267,913
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		6,581,000	(486,007)	(194,732)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		5,473,600	(409,699)	491,146
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		5,473,600	(409,699)	(342,702)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		4,497,300	(339,321)	421,757
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		4,497,300	(339,321)	(287,198)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		4,414,500	(326,342)	412,182
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		4,414,500	(326,342)	(273,655)
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194		3,798,200	(93,160)	366,982
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	169,527
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	(201,832)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	72,888
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	(65,154)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	67,136
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	(81,397)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	150,693
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	(42,206)
(1.177)/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	63,393
1.177/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	(114,346)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(32,360)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(46,755)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	126,823,600	406,903	193,134
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	63,411,800	(400,007)	(195,078)
Deutsche Bank AG
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		$8,226,300	(679,081)	212,650
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		8,226,300	(679,081)	(195,210)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135		6,981,100	586,761	205,244
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135		6,981,100	586,761	(120,564)
1.818/6 month EUR-EURIBOR/Jul-56 (Written)	Jul-26/1.818	EUR	318,000	49,784	14,785
(1.818)/6 month EUR-EURIBOR/Jul-56 (Written)	Jul-26/1.818	EUR	318,000	49,784	(10,433)
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		$17,014,700	(2,194,896)	(42,877)
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		17,014,700	(2,194,896)	(93,581)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41		10,720,000	156,512	(371,234)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07		8,910,200	184,441	(429,383)
2.995/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		8,214,400	(179,320)	217,024
(2.995)/US SOFR/Aug-32 (Purchased)	Aug-22/2.995		8,214,400	(179,320)	(178,663)
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(276,261)	142,233
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		1,847,900	(169,452)	(106,125)
(1.71)/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71		1,536,800	208,083	123,052
1.71/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71		1,536,800	208,083	(154,126)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(24,989)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(31,984)
(0.26)/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	21,762,600	242,691	106,764
0.26/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	21,762,600	242,691	(506,683)
(0.555)/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	113,313
0.555/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	(240,255)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$10,683,100	227,951	74,675
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		10,683,100	227,951	(194,326)
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		5,151,200	(305,466)	279,865
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		5,151,200	(305,466)	(166,950)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,541,400	384,657	113,308
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		4,541,400	384,657	(41,735)
(1.232)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	186,627
1.232/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	(368,751)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	163,815
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	(333,058)
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		3,402,800	(248,404)	128,183
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		3,402,800	(248,404)	(92,760)
(1.204)/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	157,210
1.204/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	(289,160)
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		2,348,200	(271,217)	147,467
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		2,348,200	(271,217)	(154,652)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,876,300	110,889	48,896
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,876,300	110,889	(76,684)
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(11,935)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(98,832)	(16,398)
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,276,100	(214,385)	72,266
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		1,276,100	(214,385)	(80,535)
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(110,090)	(29,549)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		1,026,000	(158,620)	(51,587)
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	6,301,900	(529,932)	19,418
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	6,301,900	(529,932)	(7,882)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	244,614
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(82,413)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,708,400	(168,430)	182,423
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,708,400	(168,430)	(78,892)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	174,782
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(53,802)
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,679,200	60,611	56,563
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,679,200	60,611	(136,649)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	215,160
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	(74,284)
1.921/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	55,621
(1.921)/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(8,734)
Morgan Stanley & Co. International PLC
2.195/US SOFR/Jan-33 (Purchased)	Jan-23/2.195		$49,121,600	(779,805)	28,392
2.1075/US SOFR/Jan-33 (Purchased)	Jan-23/2.1075		49,121,600	(739,280)	(60,665)
(2.27375)/US SOFR/Oct-32 (Written)	Oct-22/2.27375		17,192,600	230,811	16,075
(2.36)/US SOFR/Oct-32 (Written)	Oct-22/2.36		17,192,600	243,275	(24,001)
(2.39)/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	236,409
2.39/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	(90,524)
3.20/US SOFR/Aug-32 (Written)	Aug-22/3.20		6,524,400	57,741	55,979
(2.02)/US SOFR/Mar-56 (Written)	Mar-26/2.02		4,661,600	611,835	227,067
2.02/US SOFR/Mar-56 (Written)	Mar-26/2.02		4,661,600	611,835	(110,620)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	56,469
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(119,721)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(37,859)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	(41,091)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		395,200	(50,092)	(3,134)
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		395,200	(50,092)	(4,039)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	174,795
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	(93,874)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	103,102
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	(76,639)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	30,859
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	(22,741)
UBS AG
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375		20,970,600	285,200	257,100
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	157,287
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		14,577,100	(98,323)	(55,539)
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525		13,980,400	(285,899)	(232,913)
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		6,228,800	(289,639)	68,517
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		6,228,800	(289,639)	(59,859)
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	122,915
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	(54,694)
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		4,373,100	(92,710)	258,669
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		4,373,100	(92,710)	(86,806)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		3,498,500	92,973	65,142
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		3,498,500	92,973	(175,205)
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	238,388
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	(157,859)
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	187,280
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	(80,818)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,683,700	(142,840)	84,530
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,683,700	(142,840)	(38,946)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,119,200	(128,674)	20,433
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,119,200	(128,674)	(17,013)
(2.577)/6 month EUR-EURIBOR/Aug-32 (Purchased)	Aug-22/2.577	EUR	6,250,000	(71,199)	(64,006)
0.32/6 month EUR-EURIBOR/Sep-52 (Purchased)	Sep-22/0.32	EUR	5,367,400	(326,255)	(280,486)
(0.16)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.16	EUR	5,367,400	214,708	184,760
(0.00)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.00	EUR	5,367,400	139,179	119,809
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	427,305
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	(157,236)
(0.45)/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	339,251
0.45/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	(125,789)
(1.125)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	3,027,400	(399,175)	164,052
1.125/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	3,027,400	(399,175)	(118,475)
(1.25)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	3,027,300	(394,076)	128,682
1.25/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	3,027,300	(394,076)	(91,955)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,027,100	(419,688)	83,286
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	3,027,100	(419,688)	(76,387)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	196,846
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	(95,933)
(0.43)/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	55,634
0.43/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	(109,849)
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	2,928,000	(276,378)	230,381
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	2,928,000	(276,378)	(90,248)
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	1,253,600	(129,210)	124,146
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	1,253,600	(129,210)	(62,699)
Wells Fargo Bank, N.A.
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62		$18,920,500	208,126	26,489
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62		18,920,500	208,126	(151,364)
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	481,761
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	(164,799)
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	349,515
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	(119,669)
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	157,724
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	(111,756)
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	257,044
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	(148,180)
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		2,467,900	(182,131)	100,986
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		2,467,900	(182,131)	(73,102)

Unrealized appreciation					18,514,402

Unrealized (depreciation)					(16,945,798)

Total					$1,568,604

TBA SALE COMMITMENTS OUTSTANDING at 7/31/22 (proceeds receivable $156,187,500) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 8/1/52	$14,000,000	8/11/22	$14,508,410
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	40,000,000	8/11/22	40,693,744
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	16,000,000	8/11/22	16,081,254
Uniform Mortgage-Backed Securities, 3.50%, 8/1/52	21,000,000	8/11/22	20,788,364
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	9,000,000	8/11/22	8,666,720
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	28,000,000	8/11/22	26,090,313
Uniform Mortgage-Backed Securities, 2.00%, 9/1/52	12,000,000	9/14/22	10,797,649
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	26,000,000	8/11/22	23,407,094

Total			$161,033,548

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$15,664,000	$495,139		$757	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$478,916
		11,952,000	687,240		1,027	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	646,635
		2,726,000	263,441		329	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	250,928
		1,863,000	406,488		(3,317)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(399,290)
		26,213,000	827,807		(2,667)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	796,528
		2,921,000	166,701		(391)	12/24/26	1.096% — Annually	Secured Overnight Financing Rate — Annually	154,147
		7,708,000	745,132		(3,441)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	705,581
		10,761,000	2,352,462		(5,816)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	2,286,264
		901,000	180,164		(147)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	174,388
		3,179,000	176,816		(422)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(164,084)
		834,000	75,877		15,018	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(56,686)
		29,505,000	1,355,755		505,553	1/12/27	Secured Overnight Financing Rate — Annually	1.372% — Annually	(742,362)
		987,200	47,188	(E)	(22)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	47,166
		3,763,000	632,673		(128)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	608,350
		3,135,000	561,541		(107)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(543,151)
		1,797,000	311,312		(61)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	300,260
		14,525,000	638,955		(3,533)	2/15/29	Secured Overnight Financing Rate — Annually	1.681% — Annually	(561,151)
		5,673,300	740,706		(193)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(706,614)
		2,443,000	366,010		(83)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	353,249
		2,297,000	135,385		(31)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(123,052)
		18,881,000	636,856		(153)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	540,602
		27,752,000	634,133		(105)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(517,615)
		9,670,000	395,503		(111)	3/1/29	Secured Overnight Financing Rate — Annually	1.7355% — Annually	(346,673)
		2,852,100	184,417		(38)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(169,208)
		10,291,300	787,490		(136)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	742,825
		10,670,700	822,071		(141)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	777,321
		5,625,000	339,356		(75)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	313,446
		37,700,000	974,922		1,067,845	3/21/29	Secured Overnight Financing Rate — Annually	1.986% — Annually	229,529
		1,963,000	15,567		(7)	4/7/24	2.45% — Annually	Secured Overnight Financing Rate — Annually	4,306
		4,130,000	3,511		(33)	4/7/27	2.469% — Annually	Secured Overnight Financing Rate — Annually	(27,059)
		826,000	7,987		(11)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	3,653
		2,738,000	220,080		(93)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(207,628)
		294,000	1,385		(4)	4/14/32	2.4975% — Annually	Secured Overnight Financing Rate — Annually	(3,061)
		5,741,000	175,043		(196)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(145,038)
		7,704,000	11,787		(62)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	(54,538)
		11,653,000	101,265		(44)	4/14/24	2.405% — Annually	Secured Overnight Financing Rate — Annually	37,051
		20,689,000	221,786		(195)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	320,925
		37,049,100	199,695		(140)	5/25/24	2.5945% — Annually	Secured Overnight Financing Rate — Annually	93,415
		318,000	1,151		(11)	5/25/52	Secured Overnight Financing Rate — Annually	2.501% — Annually	2,036
		2,268,600	7,963	(E)	(77)	5/28/57	2.40% — Annually	Secured Overnight Financing Rate — Annually	(8,040)
		4,268,000	115,919		(57)	6/7/32	Secured Overnight Financing Rate — Annually	2.7565% — Annually	127,273
		1,489,000	43,270		(51)	6/7/52	Secured Overnight Financing Rate — Annually	2.622% — Annually	46,631
		41,026,700	1,360,856		(544)	6/8/32	Secured Overnight Financing Rate — Annually	2.825% — Annually	1,464,703
		2,249,900	215,900		(282,393)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(66,656)
		8,730,000	292,542	(E)	8,682	9/21/32	Secured Overnight Financing Rate — Annually	2.835% — Annually	301,225
		38,276,500	319,226		(144)	6/15/24	Secured Overnight Financing Rate — Annually	3.3385% — Annually	427,851
		24,962,500	853,967		(202)	6/15/27	3.185% — Annually	Secured Overnight Financing Rate — Annually	(920,102)
		102,516,000	1,088,720	(E)	212,985	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(875,735)
		86,651,000	3,523,230	(E)	980,984	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(2,542,245)
		22,378,000	1,472,472	(E)	352,050	9/21/32	3.20% — Annually	Secured Overnight Financing Rate — Annually	(1,120,422)
		8,121,000	1,054,999	(E)	(486,635)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	568,364
		3,048,800	166,099	(E)	(43)	9/8/32	Secured Overnight Financing Rate — Annually	3.07% — Annually	166,055
		7,910,100	277,328	(E)	(112)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(277,440)
		11,948,000	21,028		(45)	7/6/24	2.7745% — Annually	Secured Overnight Financing Rate — Annually	9,637
		7,256,000	92,296		(59)	7/8/27	Secured Overnight Financing Rate — Annually	2.71% — Annually	97,894
		8,138,000	137,858		(66)	7/11/27	Secured Overnight Financing Rate — Annually	2.7995% — Annually	144,116
		1,147,000	3,854		(4)	7/13/24	Secured Overnight Financing Rate — Annually	3.039% — Annually	4,806
		2,646,000	77,951		(35)	7/13/32	Secured Overnight Financing Rate — Annually	2.782% — Annually	79,763
		4,965,000	68,616		(40)	7/15/27	2.7315% — Annually	Secured Overnight Financing Rate — Annually	(71,472)
		5,964,000	100,374		(48)	7/21/27	Secured Overnight Financing Rate — Annually	2.794% — Annually	102,611
		8,403,000	48,485		(32)	7/21/24	3.1575% — Annually	Secured Overnight Financing Rate — Annually	(53,029)
		3,043,000	88,734		(40)	7/21/32	2.7785% — Annually	Secured Overnight Financing Rate — Annually	(90,056)
		7,908,600	224,051		(105)	7/25/32	2.769% — Annually	Secured Overnight Financing Rate — Annually	(226,722)
		6,456,000	39,834		(24)	7/22/24	3.1785% — Annually	Secured Overnight Financing Rate — Annually	(42,796)
		2,443,000	79,373		(32)	7/22/32	2.816% — Annually	Secured Overnight Financing Rate — Annually	(80,271)
		7,467,000	5,003		(28)	7/26/24	2.8895% — Annually	Secured Overnight Financing Rate — Annually	(7,040)
		3,100,000	29,388		(41)	7/26/32	2.5565% — Annually	Secured Overnight Financing Rate — Annually	(30,091)
		3,601,000	33,813		(48)	7/26/32	Secured Overnight Financing Rate — Annually	2.5555% — Annually	34,534
		13,346,000	28,294		(50)	7/27/24	2.962% — Annually	Secured Overnight Financing Rate — Annually	(31,565)
		4,524,000	62,522		(60)	7/27/32	2.6055% — Annually	Secured Overnight Financing Rate — Annually	(63,450)
		10,561,100	97,268	(E)	(150)	1/31/33	2.545% — Annually	Secured Overnight Financing Rate — Annually	(97,417)
		10,561,100	101,915	(E)	(150)	1/31/33	2.55% — Annually	Secured Overnight Financing Rate — Annually	(102,064)
		8,076,000	1,615		(30)	8/1/24	2.843% — Annually	Secured Overnight Financing Rate — Annually	1,585
		2,509,000	6,172		(33)	8/1/32	2.478% — Annually	Secured Overnight Financing Rate — Annually	(6,205)
		11,176,000	45,315		(148)	8/2/32	Secured Overnight Financing Rate — Annually	2.496% — Annually	45,167
		9,947,100	48,184	(E)	(141)	2/1/33	2.495% — Annually	Secured Overnight Financing Rate — Annually	(48,325)
		10,966,000	22,206		(145)	8/2/32	Secured Overnight Financing Rate — Annually	2.4275% — Annually	(22,352)
		9,726,100	27,505	(E)	(138)	2/1/33	2.4075% — Annually	Secured Overnight Financing Rate — Annually	27,368
	AUD	117,100	13,111	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	13,110
	AUD	394,200	48,999	(E)	(4)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	48,995
	AUD	146,400	18,753	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	18,752
	AUD	246,400	27,621	(E)	(3)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	27,618
	AUD	910,700	113,759	(E)	(11)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	113,748
	AUD	59,000	11,998	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	11,997
	AUD	2,800,000	232,396		(31)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(226,181)
	AUD	4,392,000	138,398	(E)	2,729	9/21/32	4.07% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(135,669)
	CAD	4,145,000	168,092	(E)	(10,672)	9/21/32	3.72% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(178,763)
	CHF	3,417,000	150,558	(E)	14,816	9/21/32	Swiss Average Rate Overnight — Annually	1.64% — Annually	165,374
	EUR	757,000	14,352	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	(14,381)
	EUR	1,029,500	51,821		(40)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(42,899)
	EUR	1,137,000	79,276		(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	71,259
	EUR	1,150,600	94,866		(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	87,172
	EUR	1,295,500	135,704		(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	128,553
	EUR	1,120,200	14,128	(E)	(42)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(14,171)
	EUR	1,336,000	160,073		(51)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	150,313
	EUR	1,095,100	120,890	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	120,848
	EUR	999,500	153,558		(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	146,955
	EUR	531,600	94,266		(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	91,016
	EUR	2,146,300	523,969	(E)	(82)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	523,888
	EUR	1,338,400	418,814	(E)	(50)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(418,864)
	EUR	1,741,600	535,336		(65)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	529,373
	EUR	7,327,800	1,644,143		(277)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(1,607,021)
	EUR	835,200	277,596	(E)	(31)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	277,565
	EUR	371,500	155,624	(E)	(14)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	155,610
	EUR	2,672,400	393,557	(E)	(57)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(393,613)
	EUR	1,304,300	186,682	(E)	(28)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	186,653
	EUR	1,668,900	244,103	(E)	(39)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	244,064
	EUR	616,100	89,157	(E)	(14)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	89,143
	EUR	1,486,800	362,178		(61)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(360,438)
	EUR	1,439,000	172,473		(25)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	172,281
	EUR	1,449,200	189,351		(25)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	189,534
	EUR	402,600	113,913	(E)	(16)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(113,930)
	EUR	4,360,000	410,098		(70)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(389,890)
	EUR	1,025,000	45,152	(E)	(8,461)	9/21/32	2.14% — Annually	6 month EUR-EURIBOR — Semiannually	(53,612)
	EUR	4,204,900	327,221	(E)	(67)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(327,287)
	EUR	4,268,300	385,332	(E)	(64)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	(385,396)
	EUR	17,670,700	145,747	(E)	(67)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	(145,814)
	EUR	2,308,000	62,463	(E)	(80)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	62,384
	EUR	5,951,400	22,679	(E)	(68)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	(22,747)
	EUR	17,432,000	7,356	(E)	(167)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	7,189
	GBP	1,039,300	130,338		(21)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(129,425)
	GBP	21,441,200	406,550	(E)	(110)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	406,439
	GBP	2,593,000	98,711	(E)	(18,670)	9/21/32	Sterling Overnight Index Average — Annually	2.41% — Annually	80,041
	JPY	121,551,800	88,263	(E)	(35)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(88,297)
	JPY	176,833,300	28,789		(39,313)	2/25/31	0.003% — Annually	Tokyo Overnight Average Rate — Annually	(10,578)
	JPY	49,318,800	6,813	(E)	(8,047)	8/29/43	0.7495% — Annually	Tokyo Overnight Average Rate — Annually	(1,235)
	JPY	66,881,600	61,771	(E)	(64,521)	8/29/43	0.194% — Annually	Tokyo Overnight Average Rate — Annually	(2,750)
	NOK	18,286,000	45,369	(E)	8,515	9/21/32	3.235% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(36,854)
	NZD	5,095,000	148,869	(E)	(32,218)	9/21/32	3 month NZD-BBR-FRA — Quarterly	4.15% — Semiannually	116,651
	SEK	27,517,000	116,055	(E)	(15,406)	9/21/32	2.81% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(131,461)

	Total				$2,178,134				$971,648
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B/P	$11,962	$152,028	$34,769	5/11/63	300 bp — Monthly	$(22,718)
	CMBX NA BBB-.6 Index	B/P	22,719	327,512	74,902	5/11/63	300 bp — Monthly	(51,992)
	CMBX NA BBB-.6 Index	B/P	46,609	655,892	150,002	5/11/63	300 bp — Monthly	(103,010)
	CMBX NA BBB-.6 Index	B/P	44,403	676,741	154,771	5/11/63	300 bp — Monthly	(109,973)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	2,789	15,470	1,680	5/11/63	200 bp — Monthly	1,115
	CMBX NA A.6 Index	BBB+/P	3,878	22,196	2,410	5/11/63	200 bp — Monthly	1,476
	CMBX NA A.6 Index	BBB+/P	5,828	28,249	3,068	5/11/63	200 bp — Monthly	2,771
	CMBX NA A.6 Index	BBB+/P	8,016	35,648	3,871	5/11/63	200 bp — Monthly	4,159
	CMBX NA A.6 Index	BBB+/P	8,498	47,755	5,186	5/11/63	200 bp — Monthly	3,330
	CMBX NA A.6 Index	BBB+/P	9,789	55,153	5,990	5/11/63	200 bp — Monthly	3,821
	CMBX NA A.6 Index	BBB+/P	13,284	73,314	7,962	5/11/63	200 bp — Monthly	5,351
	CMBX NA A.6 Index	BBB+/P	15,280	86,093	9,350	5/11/63	200 bp — Monthly	5,964
	CMBX NA A.6 Index	BBB+/P	16,700	94,837	10,299	5/11/63	200 bp — Monthly	6,437
	CMBX NA A.6 Index	BBB+/P	23,398	131,830	14,317	5/11/63	200 bp — Monthly	9,132
	CMBX NA A.6 Index	BBB+/P	28,780	163,443	17,750	5/11/63	200 bp — Monthly	11,094
	CMBX NA A.6 Index	BBB+/P	31,313	176,895	19,211	5/11/63	200 bp — Monthly	12,171
	CMBX NA BB.11 Index	BB-/P	203,965	361,000	65,991	11/18/54	500 bp — Monthly	138,325
	CMBX NA BB.13 Index	BB-/P	4,099	41,000	9,110	12/16/72	500 bp — Monthly	(4,971)
	CMBX NA BB.13 Index	BB-/P	14,062	149,000	33,108	12/16/72	500 bp — Monthly	(18,901)
	CMBX NA BB.13 Index	BB-/P	24,693	271,000	60,216	12/16/72	500 bp — Monthly	(35,259)
	CMBX NA BB.13 Index	BB-/P	102,843	1,128,000	250,642	12/16/72	500 bp — Monthly	(146,702)
	CMBX NA BB.14 Index	BB/P	15,130	138,000	27,614	12/16/72	500 bp — Monthly	(12,349)
	CMBX NA BB.6 Index	CCC+/P	154,927	993,358	365,953	5/11/63	500 bp — Monthly	(210,060)
	CMBX NA BB.7 Index	B/P	50,574	991,000	306,913	1/17/47	500 bp — Monthly	(257,810)
	CMBX NA BB.9 Index	B/P	2,036	10,000	2,825	9/17/58	500 bp — Monthly	(779)
	CMBX NA BB.9 Index	B/P	34,922	171,000	48,308	9/17/58	500 bp — Monthly	(13,219)
	CMBX NA BBB-.10 Index	BB+/P	15,634	126,000	20,059	11/17/59	300 bp — Monthly	(4,351)
	CMBX NA BBB-.10 Index	BB+/P	23,891	219,000	34,865	11/17/59	300 bp — Monthly	(10,846)
	CMBX NA BBB-.11 Index	BBB-/P	22,737	363,000	47,843	11/18/54	300 bp — Monthly	(24,895)
	CMBX NA BBB-.12 Index	BBB-/P	2,919	70,000	10,416	8/17/61	300 bp — Monthly	(7,456)
	CMBX NA BBB-.12 Index	BBB-/P	9,075	154,000	22,915	8/17/61	300 bp — Monthly	(13,750)
	CMBX NA BBB-.12 Index	BBB-/P	93,051	587,000	87,346	8/17/61	300 bp — Monthly	6,048
	CMBX NA BBB-.13 Index	BBB-/P	3,709	73,000	12,118	12/16/72	300 bp — Monthly	(8,366)
	CMBX NA BBB-.15 Index	BBB-/P	10,237	98,000	17,905	11/18/64	300 bp — Monthly	(7,611)
	CMBX NA BBB-.15Index	BBB-/P	3,908	23,000	4,202	11/18/64	300 bp — Monthly	(281)
	CMBX NA BBB-.6 Index	B/P	103,635	367,473	84,041	5/11/63	300 bp — Monthly	19,808
	CMBX NA BBB-.6 Index	B/P	62,214	848,750	194,109	5/11/63	300 bp — Monthly	(131,400)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	27,822	208,000	64,418	1/17/47	500 bp — Monthly	(36,393)
	CMBX NA BBB-.7 Index	BB-/P	139,477	1,887,000	362,681	1/17/47	300 bp — Monthly	(222,103)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(1,723)	325,000	16,575	12/16/72	200 bp — Monthly	(18,171)
	CMBX NA BB.6 Index	CCC+/P	114,295	308,125	113,513	5/11/63	500 bp — Monthly	1,039
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	830	12/16/72	300 bp — Monthly	(531)
	CMBX NA BBB-.13 Index	BBB-/P	16,780	106,000	17,596	12/16/72	300 bp — Monthly	(755)
	CMBX NA BBB-.13 Index	BBB-/P	18,648	119,000	19,754	12/16/72	300 bp — Monthly	(1,036)
	CMBX NA BBB-.13 Index	BBB-/P	7,982	127,000	21,082	12/16/72	300 bp — Monthly	(13,026)
	CMBX NA BBB-.13 Index	BBB-/P	28,946	171,000	28,386	12/16/72	300 bp — Monthly	660
	CMBX NA BBB-.14 Index	BBB-/P	89	2,000	348	12/16/72	300 bp — Monthly	(258)
	CMBX NA BBB-.14 Index	BBB-/P	237	5,000	869	12/16/72	300 bp — Monthly	(629)
	CMBX NA BBB-.14 Index	BBB-/P	233	5,000	869	12/16/72	300 bp — Monthly	(633)
	CMBX NA BBB-.14 Index	BBB-/P	379	10,000	1,738	12/16/72	300 bp — Monthly	(1,353)
	CMBX NA BBB-.15 Index	BBB-/P	9,319	150,000	27,405	11/18/64	300 bp — Monthly	(17,999)
	CMBX NA BBB-.15 Index	BBB-/P	16,361	177,000	32,338	11/18/64	300 bp — Monthly	(15,874)
	CMBX NA BBB-.15 Index	BBB-/P	15,760	177,000	32,338	11/18/64	300 bp — Monthly	(16,475)
	CMBX NA BBB-.6 Index	B/P	855	5,212	1,192	5/11/63	300 bp — Monthly	(334)
	CMBX NA BBB-.6 Index	B/P	817	5,212	1,192	5/11/63	300 bp — Monthly	(372)
	CMBX NA BBB-.6 Index	B/P	626	10,425	2,384	5/11/63	300 bp — Monthly	(1,752)
	CMBX NA BBB-.6 Index	B/P	3,559	11,294	2,583	5/11/63	300 bp — Monthly	983
	CMBX NA BBB-.6 Index	B/P	1,785	13,900	3,179	5/11/63	300 bp — Monthly	(1,385)
	CMBX NA BBB-.6 Index	B/P	2,142	25,628	5,861	5/11/63	300 bp — Monthly	(3,704)
	CMBX NA BBB-.6 Index	B/P	6,764	39,962	9,139	5/11/63	300 bp — Monthly	(2,352)
	CMBX NA BBB-.6 Index	B/P	4,864	58,205	13,311	5/11/63	300 bp — Monthly	(8,413)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(829)	141,000	7,741	12/16/72	200 bp — Monthly	(8,515)
	CMBX NA BB.10 Index	B+/P	10,591	132,000	41,171	5/11/63	500 bp — Monthly	(30,451)
	CMBX NA BB.6 Index	CCC+/P	167,824	299,847	110,464	5/11/63	500 bp — Monthly	57,652
	CMBX NA BB.7 Index	B/P	272,738	557,000	172,503	1/17/47	500 bp — Monthly	100,777
	CMBX NA BBB-.11 Index	BBB-/P	441	4,000	527	11/18/54	300 bp — Monthly	(84)
	CMBX NA BBB-.13 Index	BBB-/P	529	4,000	664	12/16/72	300 bp — Monthly	(133)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(67)	8,000	408	12/16/72	200 bp — Monthly	(472)
	CMBX NA A.13 Index	A-/P	(1,128)	188,000	9,588	12/16/72	200 bp — Monthly	(10,642)
	CMBX NA A.13 Index	A-/P	(8,231)	552,000	28,152	12/16/72	200 bp — Monthly	(36,168)
	CMBX NA A.14 Index	A-/P	1,152	41,000	2,251	12/16/72	200 bp — Monthly	(1,083)
	CMBX NA A.14 Index	A-/P	(846)	76,000	4,172	12/16/72	200 bp — Monthly	(4,989)
	CMBX NA A.14 Index	A-/P	(1,106)	83,000	4,557	12/16/72	200 bp — Monthly	(5,630)
	CMBX NA A.14 Index	A-/P	(1,340)	86,000	4,721	12/16/72	200 bp — Monthly	(6,028)
	CMBX NA A.14 Index	A-/P	(1,133)	90,000	4,941	12/16/72	200 bp — Monthly	(6,039)
	CMBX NA A.14 Index	A-/P	(729)	124,000	6,808	12/16/72	200 bp — Monthly	(7,489)
	CMBX NA A.14 Index	A-/P	(2,566)	173,000	9,498	12/16/72	200 bp — Monthly	(11,997)
	CMBX NA A.14 Index	A-/P	(2,696)	173,000	9,498	12/16/72	200 bp — Monthly	(12,126)
	CMBX NA A.14 Index	A-/P	(2,604)	207,000	11,364	12/16/72	200 bp — Monthly	(13,888)
	CMBX NA A.14 Index	A-/P	(3,648)	259,000	14,219	12/16/72	200 bp — Monthly	(17,767)
	CMBX NA A.6 Index	BBB+/P	8,076	61,207	6,647	5/11/63	200 bp — Monthly	1,453
	CMBX NA A.7 Index	BBB+/P	199	41,000	2,005	1/17/47	200 bp — Monthly	(1,790)
	CMBX NA A.7 Index	BBB+/P	(96)	99,000	4,841	1/17/47	200 bp — Monthly	(4,898)
	CMBX NA BB.11 Index	BB-/P	4,232	50,000	9,140	11/18/54	500 bp — Monthly	(4,859)
	CMBX NA BB.13 Index	BB-/P	3,325	36,000	7,999	12/16/72	500 bp — Monthly	(4,639)
	CMBX NA BB.13 Index	BB-/P	4,401	47,000	10,443	12/16/72	500 bp — Monthly	(5,997)
	CMBX NA BB.13 Index	BB-/P	6,237	68,000	15,110	12/16/72	500 bp — Monthly	(8,807)
	CMBX NA BB.13 Index	BB-/P	10,770	112,000	24,886	12/16/72	500 bp — Monthly	(14,007)
	CMBX NA BB.13 Index	BB-/P	11,626	125,000	27,775	12/16/72	500 bp — Monthly	(16,027)
	CMBX NA BB.13 Index	BB-/P	22,127	241,000	53,550	12/16/72	500 bp — Monthly	(31,189)
	CMBX NA BB.6 Index	CCC+/P	47,886	179,356	66,075	5/11/63	500 bp — Monthly	(18,014)
	CMBX NA BB.6 Index	CCC+/P	96,100	358,713	132,150	5/11/63	500 bp — Monthly	(35,701)
	CMBX NA BBB-.12 Index	BBB-/P	3,713	63,000	9,374	8/17/61	300 bp — Monthly	(5,625)
	CMBX NA BBB-.12 Index	BBB-/P	11,764	274,000	40,771	8/17/61	300 bp — Monthly	(28,847)
	CMBX NA BBB-.15 Index	BBB-/P	8,179	145,000	26,492	11/18/64	300 bp — Monthly	(18,228)
	CMBX NA BBB-.7 Index	BB-/P	6,261	92,000	17,682	1/17/47	300 bp — Monthly	(11,368)
	CMBX NA BBB-.7 Index	BB-/P	9,516	143,000	27,485	1/17/47	300 bp — Monthly	(17,885)
	CMBX NA BBB-.9 Index	BB+/P	297	3,000	493	9/17/58	300 bp — Monthly	(203)

Upfront premium received			2,377,527		Unrealized appreciation			393,566

Upfront premium (paid)			(28,742)		Unrealized (depreciation)			(1,961,832)

	Total		$2,348,785				Total	$(1,568,266)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$6,846	1/17/47	(200 bp) — Monthly	$5,754
	CMBX NA BB.10 Index	(84,868)	352,000	109,789	11/17/59	(500 bp) — Monthly	24,579
	CMBX NA BB.10 Index	(77,265)	303,000	94,506	11/17/59	(500 bp) — Monthly	16,946
	CMBX NA BB.10 Index	(13,254)	127,000	39,611	11/17/59	(500 bp) — Monthly	26,234
	CMBX NA BB.10 Index	(11,403)	104,000	32,438	11/17/59	(500 bp) — Monthly	20,933
	CMBX NA BB.11 Index	(8,181)	119,000	21,753	11/18/54	(500 bp) — Monthly	13,457
	CMBX NA BB.11 Index	(8,376)	116,000	21,205	11/18/54	(500 bp) — Monthly	12,716
	CMBX NA BB.11 Index	(3,839)	74,000	13,527	11/18/54	(500 bp) — Monthly	9,617
	CMBX NA BB.11 Index	(3,775)	74,000	13,527	11/18/54	(500 bp) — Monthly	9,681
	CMBX NA BB.8 Index	(105,710)	295,692	107,011	10/17/57	(500 bp) — Monthly	1,014
	CMBX NA BB.8 Index	(29,923)	232,881	84,280	10/17/57	(500 bp) — Monthly	54,130
	CMBX NA BB.8 Index	(46,859)	131,419	47,560	10/17/57	(500 bp) — Monthly	574
	CMBX NA BB.9 Index	(605)	15,000	4,238	9/17/58	(500 bp) — Monthly	3,618
	CMBX NA BBB-.10 Index	(128,609)	748,000	119,082	11/17/59	(300 bp) — Monthly	(9,964)
	CMBX NA BBB-.10 Index	(50,836)	219,000	34,865	11/17/59	(300 bp) — Monthly	(16,099)
	CMBX NA BBB-.10 Index	(36,025)	151,000	24,039	11/17/59	(300 bp) — Monthly	(12,074)
	CMBX NA BBB-.10 Index	(27,941)	128,000	20,378	11/17/59	(300 bp) — Monthly	(7,638)
	CMBX NA BBB-.10 Index	(22,416)	103,000	16,398	11/17/59	(300 bp) — Monthly	(6,079)
	CMBX NA BBB-.10 Index	(25,919)	87,000	13,850	11/17/59	(300 bp) — Monthly	(12,120)
	CMBX NA BBB-.10 Index	(6,884)	54,000	8,597	11/17/59	(300 bp) — Monthly	1,682
	CMBX NA BBB-.10 Index	(11,811)	48,000	7,642	11/17/59	(300 bp) — Monthly	(4,198)
	CMBX NA BBB-.10 Index	(5,991)	47,000	7,482	11/17/59	(300 bp) — Monthly	1,464
	CMBX NA BBB-.10 Index	(2,447)	20,000	3,184	11/17/59	(300 bp) — Monthly	726
	CMBX NA BBB-.11 Index	(18,545)	126,000	16,607	11/18/54	(300 bp) — Monthly	(2,012)
	CMBX NA BBB-.11 Index	(37,724)	115,000	15,157	11/18/54	(300 bp) — Monthly	(22,634)
	CMBX NA BBB-.11 Index	(16,668)	52,000	6,854	11/18/54	(300 bp) — Monthly	(9,845)
	CMBX NA BBB-.11 Index	(5,740)	39,000	5,140	11/18/54	(300 bp) — Monthly	(623)
	CMBX NA BBB-.12 Index	(96,979)	279,000	41,515	8/17/61	(300 bp) — Monthly	(55,626)
	CMBX NA BBB-.12 Index	(17,830)	259,000	38,539	8/17/61	(300 bp) — Monthly	20,558
	CMBX NA BBB-.12 Index	(62,518)	183,000	27,230	8/17/61	(300 bp) — Monthly	(35,394)
	CMBX NA BBB-.12 Index	(21,090)	60,000	8,928	8/17/61	(300 bp) — Monthly	(12,197)
	CMBX NA BBB-.12 Index	(18,378)	55,000	8,184	8/17/61	(300 bp) — Monthly	(10,226)
	CMBX NA BBB-.12 Index	(8,458)	24,000	3,571	8/17/61	(300 bp) — Monthly	(4,901)
	CMBX NA BBB-.13 Index	(5,532)	73,000	12,118	12/16/72	(300 bp) — Monthly	6,544
	CMBX NA BBB-.13 Index	(2,852)	56,000	9,296	12/16/72	(300 bp) — Monthly	6,412
	CMBX NA BBB-.13 Index	(2,824)	56,000	9,296	12/16/72	(300 bp) — Monthly	6,440
	CMBX NA BBB-.14 Index	(2,785)	14,000	2,433	12/16/72	(300 bp) — Monthly	(360)
	CMBX NA BBB-.14 Index	(1,538)	8,000	1,390	12/16/72	(300 bp) — Monthly	(152)
	CMBX NA BBB-.8 Index	(56,811)	363,000	59,278	10/17/57	(300 bp) — Monthly	2,256
	CMBX NA BBB-.8 Index	(34,965)	252,000	41,152	10/17/57	(300 bp) — Monthly	6,040
	CMBX NA BBB-.8 Index	(24,658)	156,000	25,475	10/17/57	(300 bp) — Monthly	726
	CMBX NA BBB-.8 Index	(24,756)	156,000	25,475	10/17/57	(300 bp) — Monthly	628
	CMBX NA BBB-.8 Index	(24,063)	154,000	25,148	10/17/57	(300 bp) — Monthly	996
	CMBX NA BBB-.8 Index	(17,483)	126,000	20,576	10/17/57	(300 bp) — Monthly	3,020
	CMBX NA BBB-.8 Index	(15,171)	106,000	17,310	10/17/57	(300 bp) — Monthly	2,077
	CMBX NA BBB-.8 Index	(3,861)	29,000	4,736	10/17/57	(300 bp) — Monthly	858
	CMBX NA BBB-.9 Index	(1,656)	7,000	1,151	9/17/58	(300 bp) — Monthly	(509)
	Credit Suisse International
	CMBX NA BB.10 Index	(35,090)	263,000	82,030	11/17/59	(500 bp) — Monthly	46,684
	CMBX NA BB.10 Index	(31,275)	263,000	82,030	11/17/59	(500 bp) — Monthly	50,499
	CMBX NA BB.10 Index	(17,278)	139,000	43,354	11/17/59	(500 bp) — Monthly	25,941
	CMBX NA BB.7 Index	(31,365)	1,634,441	602,128	5/11/63	(500 bp) — Monthly	569,174
	Goldman Sachs International
	CMBX NA A.6 Index	(32,595)	330,921	35,938	5/11/63	(200 bp) — Monthly	3,214
	CMBX NA A.6 Index	(23,414)	189,001	20,526	5/11/63	(200 bp) — Monthly	(2,962)
	CMBX NA A.6 Index	(18,150)	147,973	16,070	5/11/63	(200 bp) — Monthly	(2,138)
	CMBX NA A.6 Index	(14,603)	119,051	12,929	5/11/63	(200 bp) — Monthly	(1,720)
	CMBX NA A.6 Index	(7,269)	59,862	6,501	5/11/63	(200 bp) — Monthly	(791)
	CMBX NA A.6 Index	(96)	673	73	5/11/63	(200 bp) — Monthly	(23)
	CMBX NA BB.10 Index	(107,469)	475,000	148,153	11/17/59	(500 bp) — Monthly	40,222
	CMBX NA BB.6 Index	(31,267)	196,832	72,513	5/11/63	(500 bp) — Monthly	41,055
	CMBX NA BB.7 Index	(303,312)	1,794,000	555,602	1/17/47	(500 bp) — Monthly	250,545
	CMBX NA BB.7 Index	(7,864)	48,000	14,866	1/17/47	(500 bp) — Monthly	6,954
	CMBX NA BB.7 Index	(2,270)	15,000	4,646	1/17/47	(500 bp) — Monthly	2,361
	CMBX NA BB.8 Index	(96,043)	264,770	95,820	10/17/57	(500 bp) — Monthly	(480)
	CMBX NA BB.8 Index	(96,208)	264,770	95,820	10/17/57	(500 bp) — Monthly	(645)
	CMBX NA BB.8 Index	(55,464)	157,509	57,003	10/17/57	(500 bp) — Monthly	1,386
	CMBX NA BB.8 Index	(52,553)	141,082	51,057	10/17/57	(500 bp) — Monthly	(1,633)
	CMBX NA BB.8 Index	(45,682)	119,823	43,364	10/17/57	(500 bp) — Monthly	(2,435)
	CMBX NA BB.8 Index	(8,837)	75,372	27,277	10/17/57	(500 bp) — Monthly	18,367
	CMBX NA BB.9 Index	(2,155)	20,000	5,650	9/17/58	(500 bp) — Monthly	3,475
	CMBX NA BB.9 Index	(731)	7,000	1,978	9/17/58	(500 bp) — Monthly	1,240
	CMBX NA BB.9 Index	(476)	4,000	1,130	9/17/58	(500 bp) — Monthly	650
	CMBX NA BBB-.10 Index	(14,654)	67,000	10,666	11/17/59	(300 bp) — Monthly	(4,027)
	CMBX NA BBB-.12 Index	(4,289)	22,000	3,274	8/17/61	(300 bp) — Monthly	(1,028)
	CMBX NA BBB-.13 Index	(3,713)	49,000	8,134	12/16/72	(300 bp) — Monthly	4,392
	CMBX NA BBB-.6 Index	(18,160)	315,349	72,120	5/11/63	(300 bp) — Monthly	53,776
	CMBX NA BBB-.6 Index	(48,505)	154,634	35,365	5/11/63	(300 bp) — Monthly	(13,230)
	CMBX NA BBB-.7 Index	(9,501)	141,000	27,100	1/17/47	(300 bp) — Monthly	17,517
	CMBX NA BBB-.7 Index	(4,210)	62,000	11,916	1/17/47	(300 bp) — Monthly	7,670
	CMBX NA BBB-.7 Index	(759)	11,000	2,114	1/17/47	(300 bp) — Monthly	1,349
	CMBX NA BBB-.7 Index	(312)	3,000	577	1/17/47	(300 bp) — Monthly	263
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(15,271)	28,000	5,118	11/18/54	(500 bp) — Monthly	(10,180)
	CMBX NA BB.8 Index	(13,382)	26,090	9,442	10/17/57	(500 bp) — Monthly	(3,965)
	CMBX NA BBB-.10 Index	(50,059)	397,000	63,202	11/17/59	(300 bp) — Monthly	12,912
	CMBX NA BBB-.12 Index	(31,118)	259,000	38,539	8/17/61	(300 bp) — Monthly	7,270
	CMBX NA BBB-.6 Index	(203,606)	793,151	181,394	5/11/63	(300 bp) — Monthly	(22,675)
	CMBX NA BBB-.7 Index	(416,704)	1,775,000	341,155	1/17/47	(300 bp) — Monthly	(76,584)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,452)	254,000	79,223	11/17/59	(500 bp) — Monthly	64,523
	CMBX NA BBB-.10 Index	(22,967)	106,000	16,875	11/17/59	(300 bp) — Monthly	(6,154)
	CMBX NA BBB-.6 Index	(311,197)	1,184,949	270,998	5/11/63	(300 bp) — Monthly	(40,891)
	CMBX NA BBB-.6 Index	(194,795)	743,634	170,069	5/11/63	(300 bp) — Monthly	(25,159)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(15,600)	107,616	11,687	5/11/63	(200 bp) — Monthly	(3,955)
	CMBX NA A.6 Index	(4,165)	34,303	3,725	5/11/63	(200 bp) — Monthly	(453)
	CMBX NA A.6 Index	(290)	2,018	219	5/11/63	(200 bp) — Monthly	(71)
	CMBX NA A.6 Index	(84)	673	73	5/11/63	(200 bp) — Monthly	(11)
	CMBX NA BB.10 Index	(78,440)	334,000	104,175	11/17/59	(500 bp) — Monthly	25,410
	CMBX NA BB.10 Index	(54,068)	178,000	55,518	11/17/59	(500 bp) — Monthly	1,278
	CMBX NA BB.10 Index	(13,319)	127,000	39,611	11/17/59	(500 bp) — Monthly	26,168
	CMBX NA BB.9 Index	(3,939)	64,000	18,080	9/17/58	(500 bp) — Monthly	14,078
	CMBX NA BB.9 Index	(1,845)	30,000	8,475	9/17/58	(500 bp) — Monthly	6,601
	CMBX NA BB.9 Index	(977)	25,000	7,063	9/17/58	(500 bp) — Monthly	6,061
	CMBX NA BB.9 Index	(676)	9,000	2,543	9/17/58	(500 bp) — Monthly	1,858
	CMBX NA BB.9 Index	(324)	6,000	1,695	9/17/58	(500 bp) — Monthly	1,365
	CMBX NA BB.9 Index	(50)	1,000	283	9/17/58	(500 bp) — Monthly	232
	CMBX NA BBB-.10 Index	(68,443)	406,000	64,635	11/17/59	(300 bp) — Monthly	(4,044)
	CMBX NA BBB-.10 Index	(31,090)	359,000	57,153	11/17/59	(300 bp) — Monthly	25,854
	CMBX NA BBB-.10 Index	(21,346)	173,000	27,542	11/17/59	(300 bp) — Monthly	6,095
	CMBX NA BBB-.10 Index	(25,780)	109,000	17,353	11/17/59	(300 bp) — Monthly	(8,491)
	CMBX NA BBB-.10 Index	(26,573)	109,000	17,353	11/17/59	(300 bp) — Monthly	(9,284)
	CMBX NA BBB-.10 Index	(11,922)	94,000	14,965	11/17/59	(300 bp) — Monthly	2,988
	CMBX NA BBB-.10 Index	(11,034)	87,000	13,850	11/17/59	(300 bp) — Monthly	2,766
	CMBX NA BBB-.10 Index	(13,752)	63,000	10,030	11/17/59	(300 bp) — Monthly	(3,759)
	CMBX NA BBB-.10 Index	(12,857)	56,000	8,915	11/17/59	(300 bp) — Monthly	(3,975)
	CMBX NA BBB-.10 Index	(5,421)	25,000	3,980	11/17/59	(300 bp) — Monthly	(1,455)
	CMBX NA BBB-.10 Index	(4,757)	22,000	3,502	11/17/59	(300 bp) — Monthly	(1,268)
	CMBX NA BBB-.11 Index	(6,242)	20,000	2,636	11/18/54	(300 bp) — Monthly	(3,618)
	CMBX NA BBB-.11 Index	(4,747)	15,000	1,977	11/18/54	(300 bp) — Monthly	(2,779)
	CMBX NA BBB-.12 Index	(1,319)	32,000	4,762	8/17/61	(300 bp) — Monthly	3,424
	CMBX NA BBB-.12 Index	(4,320)	13,000	1,934	8/17/61	(300 bp) — Monthly	(2,394)
	CMBX NA BBB-.13 Index	(22,865)	371,000	61,586	12/16/72	(300 bp) — Monthly	38,505
	CMBX NA BBB-.7 Index	(1,397)	22,000	4,228	1/17/47	(300 bp) — Monthly	2,819
	CMBX NA BBB-.8 Index	(49,083)	313,000	51,113	10/17/57	(300 bp) — Monthly	1,847
	CMBX NA BBB-.8 Index	(27,405)	216,000	35,273	10/17/57	(300 bp) — Monthly	7,742
	CMBX NA BBB-.8 Index	(14,313)	100,000	16,330	10/17/57	(300 bp) — Monthly	1,959
	CMBX NA BBB-.8 Index	(9,793)	77,000	12,574	10/17/57	(300 bp) — Monthly	2,729
	CMBX NA BBB-.8 Index	(11,621)	75,000	12,248	10/17/57	(300 bp) — Monthly	583
	CMBX NA BBB-.8 Index	(9,844)	63,000	10,288	10/17/57	(300 bp) — Monthly	407
	CMBX NA BBB-.8 Index	(7,156)	46,000	7,512	10/17/57	(300 bp) — Monthly	329

Upfront premium received		—			Unrealized appreciation		1,672,217

Upfront premium (paid)		(4,212,837)			Unrealized (depreciation)		(484,928)

	Total	$(4,212,837)				Total	$1,187,289
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $393,337,554.
Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
Short-term investments
	Putnam Short Term Investment Fund**	$23,846,323	$47,509,658	$71,355,981	$6,375	$—

	Total Short-term investments	$23,846,323	$47,509,658	$71,355,981	$6,375	$—
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $947,282.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,253,702.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,086,878.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $296,958,759 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $61,503,138 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,265,261 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,253,702 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,117,649	$—
Collateralized loan obligations	—	35,595,456	—
Convertible bonds and notes	—	3,760,769	—
Corporate bonds and notes	—	65,508,132	—
Foreign government and agency bonds and notes	—	20,105,270	—
Mortgage-backed securities	—	163,168,989	—
Purchased swap options outstanding	—	4,067,311	—
Senior loans	—	25,187,012	—
U.S. government and agency mortgage obligations	—	320,493,031	—
U.S. treasury obligations	—	903,869	—
Short-term investments	3,551,000	73,175,975	—

Totals by level	$3,551,000	$716,083,463	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$127,039	$—
Futures contracts	505,759	—	—
Written swap options outstanding	—	(11,070,952)	—
Forward premium swap option contracts	—	1,568,604	—
TBA sale commitments	—	(161,033,548)	—
Interest rate swap contracts	—	(1,206,486)	—
Credit default contracts	—	1,483,075	—

Totals by level	$505,759	$(170,132,268)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,244,500,000
Written swap option contracts (contract amount)	$1,137,500,000
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$142,900,000
Centrally cleared interest rate swap contracts (notional)	$955,800,000
OTC credit default contracts (notional)	$53,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com